Capital Contribution and Reduction From Noncontrolling Shareholders	12 Months Ended
Dec. 31, 2017
Capital Contribution and Reduction From Noncontrolling Shareholders
22.	CAPITAL CONTRIBUTION AND REDUCTION FROM NONCONTROLLING SHAREHOLDERS

On September 16, 2011, Techfaith Hangzhou, Techfaith Intelligent Handset Beijing and Beijing E-town International Investment and Development Co., Ltd., or BEIID, established a joint venture, Tecface Communication Equipment (Beijing) Ltd. Techfaith Hangzhou and Techfaith Intelligent Handset Beijing respectively held 49.0% and 11.0% of the equity interest of Tecface Communication Equipment Beijing, and BEIID held the remaining 40.0% share equity of this entity. BEIID had contributed $19,203 into Techfaith Intelligent Handset Beijing as of October 11, 2015. In October 2015, Techfaith Hangzhou, Techfaith Intelligent Handset Beijing and BEIID agreed that BEIID to withdraw US$8,120 from its original contribution. As of December 31, 2016, BEIID have contributed US$11,083 and holds the remaining 28.1% equity interest. In 2017, Techfaith Intelligent Handset Beijing transferred 13.2% of the equity interest of Tecface Communication Equipment Beijing to Techfaith China through an agreement.